Consolidated statement of changes in equity - SEK (kr) kr in Millions	Total	Capital stock [member]	Additional paid in capital [member]	Translation reserves [member]	Cash flow hedge reserves [member]	Revaluation of borrowings [member]	Retained earnings [member]	Stockholder's equity [member]	Non-controlling interests [member]
Beginning balance at Dec. 31, 2021	kr 107,099	kr 16,672	kr 24,731	kr 1,206	kr (411)	kr (341)	kr 66,918	kr 108,775	kr (1,676)
Net income (loss)	19,112	0	0	0			18,724	18,724	388
Other comprehensive income (loss), net of tax	15,418	0	0	7,237	(1,066)	818	8,561	15,550	(132)
Total comprehensive income (loss)	34,530	0	0	7,237	(1,066)	818	27,285	34,274	256
Transfer to retained earnings	0	0	0	0	758	0	(758)	0	0
Transactions with owners
Long-term variable compensations plans	89						89	89	0
Dividends paid	(8,415)	0	0	0	0	0	(8,325)	(8,325)	(90)
Transactions with non-controlling interests	1	0	0	0	0	0	1	1	0
Ending balance at Dec. 31, 2022	133,304	16,672	24,731	8,443	(719)	477	85,210	134,814	(1,510)
Net income (loss)	(26,104)						(26,446)	(26,446)	342
Other comprehensive income (loss), net of tax	(738)	0	0	(2,376)	1,464	(530)	655	(787)	49
Total comprehensive income (loss)	(26,842)	0	0	(2,376)	1,464	(530)	(25,791)	(27,233)	391
Transactions with owners
Share issue, net	50	50	0	0	0	0	0	50	0
Repurchase of own shares	(50)	0	0	0	0	0	(50)	(50)	0
Long-term variable compensations plans	82	0	0	0	0	0	82	82	0
Dividends paid	(9,104)	0	0	0	0	0	(8,991)	(8,991)	(113)
Transactions with non-controlling interests	(32)	0	0	0	0	0	1	1	(33)
Ending balance at Dec. 31, 2023	97,408	16,722	24,731	6,067	745	(53)	50,461	98,673	(1,265)
Net income (loss)	374	0	0	0	0	0	20	20	354
Other comprehensive income (loss), net of tax	4,341	0	0	6,721	2,515	(450)	739	4,495	(154)
Total comprehensive income (loss)	4,715	0	0	6,721	2,515	(450)	759	4,515	200
Transactions with owners
Share issue, net	21	21	0	0	0	0	0	21	0
Repurchase of own shares	(21)	0	0	0	0	0	(21)	(21)	0
Long-term variable compensations plans	93	0	0	0	0	0	93	93	0
Dividends paid	(9,233)	0	0	0	0	0	(8,997)	(8,997)	(236)
Ending balance at Dec. 31, 2024	kr 92,983	kr 16,743	kr 24,731	kr 12,788	kr (1,770)	kr (503)	kr 42,295	kr 94,284	kr (1,301)